Derivative Liabilities - Senior Secured Debentures & Debenture Warrants (Q2)	6 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities -Senior Secured Debentures & Debenture Warrants

Note 6 — Derivative Liabilities - Senior Secured Debentures & Debenture Warrants

On October 24, 2017, we entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors (the “Purchasers”) for the purchase of $8.0 million in principal amount of Debentures. The Debentures have a term of 5 years with an interest rate of 11% that adjusts to 18% in the event the Company defaults on an interest payment. The Debentures require that dividends received from BFR are used to pay down the principal amounts of outstanding Debentures. Additionally, we issued Debenture Warrants to purchase 125,006 shares of common stock at $32.00 per common share. The Purchase Agreement and the Debentures contain certain customary representations, warranties and covenants. There are no financial metric covenants related to the Debentures. The transaction was approved by a special committee of our board of directors due to the fact that certain board members were Purchasers. Interest on the outstanding balance of Debentures is payable quarterly and commenced on January 2, 2018. All unpaid principal and interests on the Debentures will be due on October 23, 2022.

The net offering proceeds to us from the sale of the Debentures and the Debenture Warrants, after deducting the Placement Agent’s fee and associated costs and expenses, was approximately $7.4 million, not including the proceeds, if any, from the exercise of the warrants issued in this offering. As compensation for their services, we paid the Placement Agent: (i) a cash fee of $0.56 million (representing an aggregate fee equal to 7% of the face amount of the Debentures); and (ii) a warrant to purchase 8,750 shares of common stock, representing 7% of the Debenture Warrants issued to the Purchasers (the “Placement Agent Warrant”). We also reimbursed certain expenses of the Placement Agent. The fair market value of the warrants was approximately $137,000 at the time of issuance and recorded as debt issuance cost. A total of approximately $1.0 million debt issuance cost was recorded as a result and was being amortized to interest expense over the term of the Debentures by using effective interest method beginning in October 2017.

The Debenture Warrants and Placement Agent Warrant contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable in certain events. Also, under certain events, we shall, at the holder’s option, purchase the warrants from the holder by paying the holder an amount in cash based on a Black Scholes Option Pricing Model for remaining unexercised warrants. Under U.S. GAAP, this potential cash transaction requires us to record the fair market value of the warrants as a liability as opposed to equity.

The Company recorded $8.0 million as the face value of the Debentures and a total of $2.0 million as discount of Debentures and $0.1 million as debt issuance cost for warrants issued to the Purchasers and Placement Agent, which was be amortized to interest expense over the term of the Debenture.

The effective annual interest rate of the Debentures was approximately 18% after considering this $2.0 million discount related to the Debentures.

The Debentures are guaranteed by the U.S. subsidiaries of the Company, as well as the Company’s British Virgin Islands subsidiary, pursuant to a Subsidiary Guarantee, in favor of the holders of the Debentures by the subsidiary guarantors, party thereto, as well as any future subsidiaries which the Company forms or acquires. The Debentures are secured by a lien on substantially all of the assets of the Company and the subsidiary guarantors, other than their equity ownership interest in the Company’s foreign subsidiaries, pursuant to the terms of the Purchase Agreement among the Company, the subsidiary guarantors and the holders of the Debentures.

In connection with the entry into the Merger Agreement, the Company entered into New Purchase Agreements with each of the Purchasers of the Debentures, whereby each of the Purchasers agreed to exchange their Debentures and Debenture Warrants for New Debentures and New Debenture Warrants, and certain of the Purchasers agreed to provide $2,000,000 of Interim Financing. The certain holders that provided the Interim Financing received Merger Warrants with a fair value total of approximately $6,113,000, see calculation below for Series A Warrants and Series B Warrants.

As compensation for its services, the Company paid to the Placement Agent: (i) a cash fee of $140,000 (representing an aggregate fee equal to 7% of the face amount of the Merger Debentures); and (ii) New Placement Agent Warrants”. We have also agreed to reimburse certain expenses of the Placement Agent.

The New Debenture Warrants and the New Placement Agent Warrants are exercisable into shares of common stock at any time from and after the closing date (provided that the Company can only issue up to 19.99% of the outstanding shares as of the date the Merger was announced without shareholder approval) at an exercise price of $3.00 or $6.00 per common share dependent upon their participation in the Interim Financing (subject to adjustment). The New Debenture Warrants and the New Placement Agent Warrants will terminate five years after they become exercisable. The New Debenture Warrants and the New Placement Agent Warrants contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable.

The New Debentures and the New Debenture Warrants have similar terms to the Debentures and Debenture Warrants, including as to maturity and security, except that the New Debentures, among other differences, (i) provide for the payment to certain Purchasers, at their election, of interest payments in shares of the common stock or in kind, and (ii) provide for certain optional conversion features. The New Debenture Warrants change the exercise price to $3.00 or $6.00 per share dependent upon their participation in the Interim Financing and makes certain other modifications to the Debenture Warrants. The New Debenture Warrants were issued upon the announcement of the Merger.

Pursuant to the New Purchase Agreements, each of the Purchasers (i) waived the events of default resulting from the failure by the Company to timely file its Annual Report on Form 10-K for the fiscal year ended June 30, 2018, its Annual Report on Form 10-K for the fiscal year ended June 30, 2019 and for this Quarterly Report, (ii) waived the event of default resulting from the failure by the Company to make interest payments due on July 1, 2019, October 1, 2019 and January 1, 2020, and (iii) consented to the consummation of the Merger and the issuance of the Merger Debentures and the Merger Warrants, notwithstanding any limitations in the Debentures to the contrary.

As mentioned above, pursuant to the New Purchase Agreements, the Company also issued Merger Warrants to certain accredited investors, half of which were Series A Merger Warrants and half of which were Series B Merger Warrants and, together with the Series A Merger Warrants, the Merger Warrants, as part of the Interim Financing. The Company shall receive the $2,000,000 pursuant to the Merger Debentures according to the following schedule: (i) $1,000,000 on or before October 14, 2019, (ii) $500,000 upon the filing of the proxy statement for the Company’s stockholders approval of the Merger, and (iii) $500,000 within two business days of Company’s stockholders approval of the Merger. The terms of the Merger Debentures are the same as the New Debentures. The Merger Debentures are intended to assist the Company in financing its business through the closing of the Merger.

The $1,000,000 scheduled payment on or before October 14, 2019 was subsequently received less certain legal costs and escrow fees in the amount of $966,000.

Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of common stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind. The Merger Debentures are convertible at any time by the holders into shares of common stock at a price of $3.00 per share, and the Company can require conversion into shares of common stock at a price of $3.00 per share if the common stock trades at or above $10.00 per share for ten consecutive trading days.

The Merger Warrants are exercisable into shares of common stock at any time from and after the issue date (provided that the Company can only issue up to 19.99% of the outstanding shares as of the date the Merger was announced without shareholder approval) at an exercise price of $3.00 per share of common stock, in the case of the Series A Merger Warrants, or $6.00 per share of common stock, in the case of the Series B Merger Warrants. The Merger Warrants will terminate five years after they become exercisable. The Merger Warrants contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable. The terms of the Merger Warrants are the same as the New Debenture Warrants. The New Placement Agent Warrants have the same terms as the Merger Warrants with an exercise price of $3.00 per share.

The Merger Debentures and Merger Warrants also include a fundamental transaction clause, under certain circumstances, including the merger or consolidation of the Company or disposition of all or substantially all of the Company’s assets, then upon subsequent conversion, the holder shall have the right to receive an equivalent number of shares of common stock of the successor and any additional consideration receivable as a result of such a transaction. The Merger Warrants are required to be recorded as liability awarded the fair market value as a derivative liability. Upon the modification of the debentures that are required to be treated as an extinguishment, management has elected the fair value for the debentures. Management, with the assistance of a third-party valuation expert, used a Monte Carlo Simulation method to value both the Merger Debenture and the Merger Warrants with Anti-Dilution Protection.

To execute the model and value the face value of the $9.0 million of Merger Debentures, certain assumptions were needed as noted below:

Assumptions	At Issuance October 15, 2019	Quarter Ended December 31, 2019
Debenture Issue Date:	10/15/2019	10/15/2019
Valuation Date:	10/15/2019	12/31/2019
Maturity Date:	10/24/2022	10/24/2022
Spot Price (USD):	5.68	5.70
Maturity Years	3.03	2.82
Volatility:	100.0%	120.0%
Dividend Rate:	0.00%	0.00%
Risk Free Interest Rate:	1.60%	1.61%
Stated Interest Rate:	11%	11%
Market Interest Rate:	19%	22%

Fair Values (in thousands)
Fair Value (convert at $3.00):	$12,333	$12,302
Fair Value (convert at $6:00):	6,382	6,405
Total Debenture Fair Value:	$18,715	$18,707

Gain on Fair Value Adjustments to Debenture	Not Applicable	$8

To execute the model and value the Merger Series A Warrants, certain assumptions were needed as noted below:

Assumptions	At Issuance October 15, 2019	Quarter Ended December 31, 2019
Warrant Issue Date:	10/15/2019	10/15/2019
Valuation Date:	10/15/2019	12/31/2019
Maturity Date:	10/14/2024	10/14/2024
Warrants Shares Valued:	766,669	766,669
Spot Price (USD):	5.68	5.70
Expiration Years	5.00	4.79
Annualized Volatility:	90.00%	103.00%
Dividend Rate:	0.00%	0.00%
Risk Free Interest Rate:	1.59%	1.82%
Strike Price:	$3.00	$3.00

Fair Value:	$3,416	$3,476
Loss on Fair Value Adjustments to Debenture	Not Applicable	$(60)

To execute the model and value the Merger Series B Warrants, certain assumptions were needed as noted below:

Assumptions	At Issuance October 15, 2019	Quarter Ended December 31, 2019
Warrant Issue Date:	10/15/2019	10/15/2019
Valuation Date:	10/15/2019	12/31/2019
Maturity Date:	10/14/2024	10/14/2024
Warrants Shares Valued:	666,669	666,669
Spot Price (USD):	5.68	5.70
Expiration Years	5.00	4.79
Annualized Volatility:	90.00%	103.00%
Dividend Rate:	0.00%	0.00%
Risk Free Interest Rate:	1.59%	1.82%
Strike Price:	$6.00	$6.00

Fair Value:	$2,697	$2,699
Loss on Fair Value Adjustments to Debenture	Not Applicable	$(2)

The Debentures were accounted for as an extinguishment of debt and the New Debentures, Merger Debentures and the Merger Warrants were recorded at their fair value. Based on the fair value described above, the Company recorded approximately $18.7 million as the fair value of the Merger Debentures and the New Debentures and approximately $6.3 million derivative warrants liabilities for the Merger Warrants and Placement Agent Warrants issued in October 2019, and realized approximately $17.9 million of loss on extinguishment of the Debentures which included write-off of approximately $2.1 million of unamortized debt discount and issuance costs, and $15.8 million fair value adjustment to the Merger Debenture and Merger Warrants in the quarter ended December 31, 2019.

The Debenture Warrants were modified and the New Warrants were re-priced from $32.00 to $3.00 and $6.00 depending on participation in the Interim Financing. The assumptions used to value the New Warrants were as follows:

Valuation Date:	October 10, 2019(1)	December 31, 2019(2)
Warrant Expiration Date:	October 15, 2024	October 15, 2024
Total Number of Warrants Issued:	133,750	22,667
Contracted Conversion Ratio:	1:1	1:1
Warrant Exercise Price (USD)	$3.00 / $6.00	$3.00 / $6.00
Spot Price (USD):	$1.80	$5.70
Expected Life (Years):	5.0	4.8
Volatility:	125.0%	128.9%
Risk Free Interest Rate:	1.59%	1.68%

(1)	Debenture Warrants were modified upon the announcement of the Merger on October 10, 2019, modification included a re-pricing of the warrants to $3.00 and $6.00, fair value was calculated using a Black Scholes model.
(2)	Unexercised New Warrants were recorded at fair value on December 31, 2019 using a Black Scholes model.

The fair value of the modification of the re-pricing of the New Warrants was approximately $87,000.

For more on the Debentures, see Note 4 – The Proposed Merger with AFE.